Capital Management - Summary of Short-term Investment (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Capital Management [Abstract]
Restricted short-term investments maturity date	Apr. 28, 2021	Apr. 28, 2020
Restricted short-term investments interest rate	1.40%	1.40%
Restricted short-term investment	$ 24,050	$ 36,000